UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221
                                                     ---------

                           Brandywine Blue Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                           --------------------------
              (Address of principal executive offices) (Zip code)

                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                             ---------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: DECEMBER 31, 2005
                          -----------------

Item 1. Schedule of Investments.

                                BRANDYWINE BLUE FUND
                               SCHEDULE OF INVESTMENTS
                                  December 31, 2005
                                     (Unaudited)

  Shares or Principal Amount                                          Value
  --------------------------                                          -----

  COMMON STOCKS - 98.2% (A)<F5>

  CONSUMER DISCRETIONARY

                 COMPUTER & ELECTRONICS RETAIL - 3.4%
     1,063,200   Best Buy Co., Inc.                              $   46,227,936

                 DEPARTMENT STORES - 3.1%
       634,600   J.C. Penney Company, Inc. (Holding Co.)             35,283,760
       142,900   Kohl's Corp.*<F4>                                    6,944,940

                 GENERAL MERCHANDISE STORES - 5.1%
     1,260,800   Target Corp.                                        69,306,176

                 HOME FURNISHINGS RETAIL - 4.3%
     1,621,100   Bed Bath & Beyond Inc.*<F4>                         58,602,765
                                                                 --------------
                 Total Consumer Discretionary                       216,365,577
                   (Cost $222,007,701)

  ENERGY

                 OIL & GAS DRILLING - 7.6%
       507,100   Diamond Offshore Drilling, Inc.                     35,273,876
       761,400   ENSCO International Inc.                            33,768,090
       439,400   Nabors Industries, Ltd.*<F4>                        33,284,550

                 OIL & GAS EQUIPMENT & SERVICES - 8.3%
       745,500   Halliburton Co.                                     46,191,180
     1,827,200   Weatherford International Ltd.*<F4>                 66,144,640

                 OIL & GAS STORAGE & TRANSPORTATION - 2.5%
     1,441,500   Williams Companies, Inc.                            33,399,555
                                                                 --------------
                 Total Energy                                       248,061,891
                   (Cost $210,662,584)

  FINANCIALS

                 PROPERTY & CASUALTY INSURANCE - 4.5%
     1,114,300   Allstate Corp.                                      60,250,201
                                                                 --------------
                 Total Financials                                    60,250,201
                   (Cost $55,961,208)

  HEALTH CARE

                 HEALTH CARE EQUIPMENT - 2.1%
       470,300   Fisher Scientific International Inc.*<F4>           29,092,758

                 HEALTH CARE SERVICES - 4.8%
       550,000   Medco Health Solutions, Inc.*<F4>                   30,690,000
       608,100   Omnicare, Inc.                                      34,795,482

                 MANAGED HEALTH CARE - 10.8%
       383,100   Aetna Inc.                                          36,130,161
       126,600   CIGNA Corp.                                         14,141,220
     1,065,450   Coventry Health Care, Inc.*<F4>                     60,688,032
       561,200   UnitedHealth Group Inc.                             34,872,968
                                                                 --------------
                 Total Health Care                                  240,410,621
                   (Cost $230,666,474)

  INDUSTRIALS

                 AEROSPACE & DEFENSE - 3.5%
       501,100   Embraer-Empresa Brasileira de
                  Aeronautica S.A. ADR                               19,593,010
       525,100   Precision Castparts Corp.                           27,205,431

                 AIR FREIGHT & LOGISTICS - 2.6%
       461,100   United Parcel Service, Inc. Cl B                    34,651,665

                 COMMERCIAL PRINTING - 2.4%
       966,200   R. R. Donnelley & Sons Co.                          33,053,702

                 ELECTRICAL COMPONENTS & EQUIPMENT - 4.8%
       869,400   Emerson Electric Co.                                64,944,180
                                                                 --------------
                 Total Industrials                                  179,447,988
                   (Cost $174,880,602)

  INFORMATION TECHNOLOGY

                 APPLICATION SOFTWARE - 4.8%
     1,357,100   Adobe Systems Inc.                                  50,158,416
       548,500   Amdocs Ltd.*<F4>                                    15,083,750

                 COMMUNICATIONS EQUIPMENT - 12.3%
     1,288,800   Corning Inc.*<F4>                                   25,337,808
     1,704,100   L.M. Ericsson Telephone Co. ADR                     58,621,040
     2,195,300   Juniper Networks, Inc.*<F4>                         48,955,190
     1,503,700   Motorola, Inc.                                      33,968,583

                 SEMICONDUCTORS - 3.6%
     1,346,100   Analog Devices, Inc.                                48,284,607

                 SYSTEMS SOFTWARE - 4.2%
     4,660,000   Oracle Corp.*<F4>                                   56,898,600
                                                                 --------------
                 Total Information Technology                       337,307,994
                   (Cost $321,751,907)

  MATERIALS

                 CONSTRUCTION MATERIALS - 1.1%
       251,100   Cemex S.A. de C.V. SP-ADR                           14,897,763

                 DIVERSIFIED METALS & MINING - 2.4%
       227,800   Phelps Dodge Corp.                                  32,773,586
                                                                 --------------
                 Total Materials                                     47,671,349
                   (Cost $44,784,336)                            --------------

                 Total common stocks                              1,329,515,621
                   (Cost $1,260,714,812)

  SHORT-TERM INVESTMENTS - 1.8% (A)<F5>

                 COMMERCIAL PAPER - 1.6%
   $22,000,000   Countrywide Financial Corp.,
                   due 1/04/06, discount of 4.28%                    21,992,153
                                                                 --------------
                 Total commercial paper                              21,992,153
                   (Cost $21,992,153)


                 VARIABLE RATE DEMAND NOTE - 0.2%
     2,211,836   U.S. Bank, N.A., 4.13%                               2,211,836
                                                                 --------------
                 Total variable rate demand note                      2,211,836
                   (Cost $2,211,836)

                 Total short-term investments                        24,203,989
                   (Cost $24,203,989)                            --------------

                 Total investments - 100.0%                       1,353,719,610
                   (Cost $1,284,918,801)                         --------------


                 Cash and receivables, less
                 liabilities 0.0% (A)<F5>                               466,740
                                                                 --------------

                  TOTAL NET ASSETS - 100.0%                      $1,354,186,350
                                                                 --------------
                                                                 --------------

  *<F4>     Non-dividend paying security.
  (A)<F5> Percentages for the various classifications relate to net assets. ADR - American Depository Receipts


                              BRANDYWINE ADVISORS FUND
                              SCHEDULE OF INVESTMENTS
                                 December 31, 2005
                                    (Unaudited)

  Shares or Principal Amount                                         Value
  --------------------------                                         -----

  COMMON STOCKS - 92.9% (A)<F1>

  CONSUMER DISCRETIONARY

                 HOUSEWARES & SPECIALTIES - 2.8%
       175,000   Jarden Corp.*<F2>                                 $  5,276,250
                                                                   ------------
                 Total Consumer Discretionary                         5,276,250
                   (Cost $6,912,802)

  CONSUMER STAPLES

                 PACKAGED FOODS & MEATS - 3.7%
       189,500   Dean Foods Co.*<F2>                                  7,136,570
                                                                   ------------
                 Total Consumer Staples                               7,136,570
                   (Cost $7,219,319)

  ENERGY

                 OIL & GAS DRILLING - 5.7%
       112,100   ENSCO International Inc.                             4,971,635
        77,400   Nabors Industries, Ltd.*<F2>                         5,863,050

                 OIL & GAS EQUIPMENT & SERVICES - 6.8%
       188,800   Cal Dive International, Inc.*<F2>                    6,776,032
        33,200   Stolt Offshore S.A. ADR*<F2>                           387,112
       160,600   Weatherford International Ltd.*<F2>                  5,813,720
                                                                   ------------
                 Total Energy                                        23,811,549
                   (Cost $17,910,518)

  FINANCIALS

                 ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
        80,000   SEI Investments Co.                                  2,960,000

                 REINSURANCE - 2.5%
        72,000   PartnerRe Ltd.                                       4,728,240

                 SPECIALIZED FINANCE - 1.6%
        85,200   IntercontinentalExchange Inc.*<F2>                   3,097,020
                                                                   ------------
                 Total Financials                                    10,785,260
                   (Cost $10,678,203)

  HEALTH CARE

                 HEALTH CARE EQUIPMENT - 8.3%
       131,100   Beckman Coulter, Inc.                                7,459,590
       151,700   Cytyc Corp.*<F2>                                     4,282,491
        65,400   Fisher Scientific International Inc.*<F2>            4,045,644

                 HEALTH CARE SERVICES - 3.1%
       102,000   Omnicare, Inc.                                       5,836,440

                 MANAGED HEALTH CARE - 3.5%
       118,150   Coventry Health Care, Inc.*<F2>                      6,729,824

                 PHARMACEUTICALS - 2.4%
       150,800   Endo Pharmaceuticals Holdings Inc.*<F2>              4,563,208
                                                                   ------------
                 Total Health Care                                   32,917,197
                   (Cost $29,921,731)

  INDUSTRIALS

                 AEROSPACE & DEFENSE - 10.3%
       107,400   Embraer-Empresa Brasileira de
                   Aeronautica S.A. ADR                               4,199,340
       141,700   Goodrich Corp.                                       5,823,870
       187,600   Precision Castparts Corp.                            9,719,556

                 AIRLINES - 1.4%
        95,400   Gol - Linhas Aereas
                  Inteligentes S.A. ADR                               2,691,234

                 COMMERCIAL PRINTING - 1.8%
        99,800   R. R. Donnelley & Sons Co.                           3,414,158

                 CONSTRUCTION & ENGINEERING - 5.0%
       141,400   McDermott International, Inc.*<F2>                   6,307,854
        85,400   URS Corp.*<F2>                                       3,211,894

                 DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
        68,700   West Corp.*<F2>                                      2,895,705

                 ELECTRICAL COMPONENTS & EQUIPMENT - 5.4%
       115,400   AMETEK, Inc.                                         4,909,116
        56,600   Roper Industries, Inc.                               2,236,266
        76,300   Thomas & Betts Corp.*<F2>                            3,201,548

                 HUMAN RESOURCES & EMPLOYMENT SERVICES - 1.6%
        66,100   Manpower Inc.                                        3,073,650

                 INDUSTRIAL MACHINERY - 1.1%
        49,900   IDEX Corp.                                           2,051,389

                 OFFICE SERVICES & SUPPLIES - 1.4%
        96,700   Herman Miller, Inc.                                  2,725,973
                                                                   ------------
                 Total Industrials                                   56,461,553
                   (Cost $50,514,871)

  INFORMATION TECHNOLOGY

                 APPLICATION SOFTWARE - 3.9%
       209,400   Amdocs Ltd.*<F2>                                     5,758,500
        47,700   Cognos, Inc.*<F2>                                    1,655,667

                 COMMUNICATIONS EQUIPMENT - 9.4%
       262,600   Comverse Technology, Inc.*<F2>                       6,982,534
       125,200   Foundry Networks, Inc.*<F2>                          1,729,012
       213,800   Harris Corp.                                         9,195,538

                 ELECTRONIC EQUIPMENT MANUFACTURERS - 1.9%
       129,700   Tektronix, Inc.                                      3,658,837

                 SEMICONDUCTORS - 1.2%
       136,700   Fairchild Semiconductor
                  International, Inc.*<F2>                            2,311,597
                                                                   ------------
                 Total Information Technology                        31,291,685
                   (Cost $29,903,938)

  MATERIALS

                 STEEL - 5.1%
        30,100   Cleveland-Cliffs Inc.                                2,665,957
        86,200   IPSCO, Inc.                                          7,152,876
                                                                   ------------
                 Total Materials                                      9,818,833
                   (Cost $8,950,389)                               ------------

                 Total common stocks                                177,498,897
                   (Cost $162,011,771)

  SHORT-TERM INVESTMENTS - 7.3% (A)<F1>

                 COMMERCIAL PAPER - 6.0%
    $2,500,000   Morgan Stanley
                  Dean Witter & Co. Inc.,
                  due 1/03/06, discount of 4.43%                      2,499,385
     9,100,000   Countrywide Financial Corp.,
                  due 1/04/06, discount of 4.28%                      9,096,754
                                                                   ------------
                 Total commercial paper                              11,596,139
                   (Cost $11,596,139)

                 VARIABLE RATE DEMAND NOTE - 1.3%
     2,443,761   Wisconsin Corporate Central
                  Credit Union, 4.05%                                 2,443,761
                                                                   ------------
                 Total variable rate demand note                      2,443,761
                   (Cost $2,443,761)                               ------------

                 Total short-term investments                        14,039,900
                   (Cost $14,039,900)                              ------------

                 Total investments - 100.2%                         191,538,797
                   (Cost $176,051,671)                             ------------

                 Liabilities, less cash and
                  receivables (0.2%) (A)<F1>                           (360,326)
                                                                   ------------
                    TOTAL NET ASSETS - 100.0%                      $191,178,471
                                                                   ------------
                                                                   ------------
  *<F2>     Non-dividend paying security.
  (A)<F1> Percentages for the various classifications relate to net assets. ADR-American Depository Receipts

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.
                  --------------------------

     By (Signature and Title) /s/ William F. D'Alonzo
                              -----------------------
                              William F. D'Alonzo, President

     Date  January 26, 2006
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ William F. D'Alonzo
                              -----------------------
                              William F. D'Alonzo, President

     Date  January 26, 2006
           ----------------

     By (Signature and Title) /s/Christopher G. Long
                              ----------------------
                              Christopher G. Long, Treasurer

     Date  January 26, 2006
           ----------------